Related Parties and Related Commitments and Contingencies - Net Transfer From (to) Parent (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 28, 2025	Dec. 27, 2024	Sep. 27, 2024	Mar. 29, 2024	Dec. 29, 2023	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Related Party Transaction [Line Items]
Net transfers to Western Digital Corporation, including spin-off-related adjustments	$ (1,076)	$ (92)	$ 583	$ 63	$ 152			$ 275	$ 376	$ (922)
Tax indemnification liability to Western Digital Corporation						$ 112	$ 0
Contribution of equity interest in Unis Venture from Western Digital Corporation						61	0
Other assets and liabilities, net, from Western Digital Corporation						105	0
Property, plant and equipment from Western Digital Corporation						27	5
Notes due to (from) Western Digital Corporation						(1,223)	113
Tax balances to Western Digital Corporation						8	2
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Net transfers to Western Digital Corporation, including spin-off-related adjustments								275	376	(922)
Property, plant and equipment from Western Digital Corporation								11	18	13
Notes due to (from) Western Digital Corporation								113	316	0
Related Party
Related Party Transaction [Line Items]
Net transfers to Western Digital Corporation, including spin-off-related adjustments						(585)	234
Tax indemnification liability to Western Digital Corporation						112	0
Accumulated other comprehensive loss transferred to Western Digital Corporation						10	0
Contribution of equity interest in Unis Venture from Western Digital Corporation						(61)	0
Other assets and liabilities, net, from Western Digital Corporation						(105)	0
Property, plant and equipment from Western Digital Corporation						(27)	(5)
Notes due to (from) Western Digital Corporation						(1,223)
Notes due to (from) Western Digital Corporation							(113)
Tax balances to Western Digital Corporation						(8)	(2)
Net transfers (to) from Western Digital Corporation per Condensed Consolidated Statements of Cash Flows						$ (1,887)	$ 340
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Property, plant and equipment from Western Digital Corporation								(11)	(18)	(13)
Notes due to (from) Western Digital Corporation								113	316	0
Tax balances to Western Digital Corporation								17	2	2
Net transfers (to) from Western Digital Corporation per Condensed Consolidated Statements of Cash Flows								$ 394	$ 676	$ (933)